Derivative Instruments and Hedging Activities - Effective Portion of Gains (Losses) on Interest Rate Swap Agreements (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Derivative [Line Items]
Unrealized (loss) gain on qualifying cash flow hedging instruments	$ (19,576)	$ 6,955	$ (71,828)	$ 16,631
Interest Expense
Derivative [Line Items]
Unrealized (loss) gain on qualifying cash flow hedging instruments		1,437		6,527
Effective Portion Recognized in AOCI	(2,244)		(9,646)
Effective Portion Reclassified from AOCI	$ 22		$ 430
Ineffective Portion		0		740
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net		$ (37)		$ (211)